Loss before income taxes (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Key management personnel	¥ 0.4	¥ 0.4
Remuneration expenses	¥ 1.3	¥ 1.6